Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Account Receivable Net Explanatory

As at,	March 31, 2023	March 31, 2022

The carrying amount of:

Trade accounts receivable	$277.3	$389.0

Allowance for doubtful accounts	(0.5)	(2.4)

Governmental loan claims receivable

Federal Ministry of Industry, Strategic Innovation Fund (“Federal SIF”) Agreement	3.0	5.2

Northern Industrial Electricity Rate program rebate receivable	2.7	2.8

Other accounts receivable	8.7	7.7

	$291.2	$402.3

Allowance for doubtful accounts

As at,	March 31, 2023	March 31, 2022

Opening balance	$(2.4)	$(1.8)

Remeasurement of loss allowance	1.9	(0.6)

Ending balance	$(0.5)	$(2.4)